Trade and other payables (Details) - COP ($) $ in Millions		Jun. 30, 2021	Dec. 31, 2020
Current
Suppliers		$ 7,207,899	$ 6,491,909
Partners' advances		967,790	497,898
Withholding tax		483,709	462,429
Dividends payable (1)	[1]	356,344	223,571
Insurance and reinsurance		157,258	240,803
Deposits received from third parties		67,819	84,436
Related parties (Note 28)		56,868	72,316
Hedging operations (2)	[2]	47,203	6,405
Agreements in transport contracts		29,802	37,941
Various creditors		385,401	331,333
Current		9,760,093	8,449,041
Non-current
Deposits received from third parties		527	1,109
Various creditors		15,809	19,955
Non-current		$ 16,336	$ 21,064

[1]	Corresponds to dividends declared by Oleoducto de los Llanos Orientales S.A. COP$73,587, Oleoducto Bicentenario de Colombia S.A.S COP$212,724, Oleoducto Central S.A. COP$34,502, Inversiones de Gases de Colombia S.A. COP$31,816 and Ecopetrol S.A. COP$3,716 and payable to third parties.
[2]	Corresponds to the payable account for the settlement of swap contracts acquired to hedge the risk of crude export prices.